Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	2021	2020	2019
Basic	3,277,062	3,270,996	3,270,878
Diluted	3,338,151	3,306,503	3,277,198